Securities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Securities
7 Securities

a)    Securities classified at fair value through profit and loss are presented in the following table:

	2025				2024
	Gross carrying amount	Fair value	Group portfolio	Retirement plan assets (i)	Gross carrying amount	Fair value	Group portfolio	Retirement plan assets (i)

Financial assets
At fair value through profit or loss
Brazilian sovereign bonds	55,596,263	56,313,856	51,911,967	4,401,889	48,446,247	46,736,162	43,953,459	2,782,703
Foreign sovereign bonds	1,814,964	1,818,020	1,818,020	—	—	—	—	—
Real estate–backed instruments	4,389,266	4,276,576	4,276,495	81	4,846,140	4,753,274	4,750,468	2,806
Agribusiness–backed instruments	4,842,682	4,830,980	4,822,577	8,403	1,441,364	1,394,074	1,384,557	9,517
Corporate debt – local	17,090,433	17,178,981	16,035,155	1,143,826	13,342,497	13,012,139	12,412,639	599,500
Corporate debt – foreign	8,245,936	7,987,265	7,987,265	—	8,414,822	8,219,727	8,219,727	—
Bank funding instruments (CDB)	455,242	463,133	366,143	96,990	648,781	661,664	481,083	180,581
Bank funding instruments (Others)	1,411,719	1,515,827	89,224	1,426,603	534,961	583,840	32,865	550,975
Structured notes	42,161	50,076	50,076	—	15,940	20,546	20,546	—
Investment funds	96,353,891	96,353,891	11,300,338	85,053,553	65,840,498	65,840,498	4,347,570	61,492,928
Equity securities	7,613,050	7,613,050	7,170,531	442,519	2,495,570	2,495,570	2,183,047	312,523
Others (iii)	430,697	432,405	422,864	9,541	6,305,237	6,267,920	6,135,507	132,413
Total	198,286,304	198,834,060	106,250,655	92,583,405	152,332,057	149,985,414	83,921,468	66,063,946

(i)Most of those financial products represent retirement plans contracts and do not transfer substantial insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and an asset of the participant in the linked Specially Constituted Investment Fund (“FIE”). In addition to the assets presented segregated above, as retirement plan assets, the Group has proprietary assets to guarantee the solvency of our insurance and pension plan operations, under the terms of CNSP Resolution No. 432/2021, presented as Group portfolio, within the investment funds line. As of December 31, 2025, those assets represent R$ 123,761 (December 31, 2024 - R$ 84,334).
(ii)Bank funding instruments (CDB) include R$90,443 (December 31, 2024 – R$ 69,224) presented as cash equivalents in the statements of cash flows.
(iii)Mainly related to bonds issued and traded overseas and other securities.
b)    Securities at fair value through other comprehensive income are presented in the following table:

	2025			2024
	Gross carrying amount	Fair value adjustments through OCI	Fair value	Gross carrying amount	Fair value adjustments through OCI	Fair value

Financial assets
At fair value through other comprehensive income
Brazilian sovereign bonds	39,785,892	(742,177)	39,043,715	49,357,469	(2,376,462)	46,981,007
Foreign sovereign bonds	3,179,468	165	3,179,634	3,893,441	5,533	3,898,974
Total	42,965,360	(742,012)	42,223,349	53,250,910	(2,370,929)	50,879,981
The amount reclassified upon derecognition from accumulated OCI to the Group’s consolidated statement of income, in “Net income/(loss) from financial instruments at fair value through profit or loss”, for the period was R$ 65,250 (December 31, 2024 - R$ 229,599).
c)    Securities evaluated at amortized cost are presented in the following table:

	2025			2024
	Gross carrying amount	Expected credit loss (i)	Book value	Gross carrying amount	Expected credit loss (i)	Book value

Financial assets
At amortized cost
Brazilian sovereign bonds	2,221,521	—	2,221,521	—	—	—
Foreign sovereign bonds	282,696	(3)	282,693	—	—	—
Agribusiness–backed instruments	476,312	(2,191)	474,121	212,102	(547)	211,555
Corporate debt – local	4,455,395	(26,798)	4,428,597	2,638,006	(13,415)	2,624,591
Total	7,435,924	(28,992)	7,406,932	2,850,108	(13,962)	2,836,146

(i)The reconciliation of gross carrying amount and the expected credit losses segregated by stages are presented in the Note 13.
d)    Securities on the financial liabilities classified at fair value through profit or loss are presented in the following table:

	2025		2024
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss
Securities (i)	20,388,644	20,388,644	14,830,405	14,830,405

(i)Mainly related to stock loan operations carried out through the Group's proprietary funds.
e)    Debentures designated at fair value through profit or loss are presented in the following table:
On May 6, 2021, XP Investimentos, issued non-convertible debentures, in the aggregate amount of R$500,018, and designated this instrument as fair value through profit or loss in order to align it with the Group’s risk management and investment strategy. The principal amount is due on April 10, 2036. The accrued interest is payable every month from the issuance date and is calculated based on the IPCA (Brazilian inflation index) plus 5% p.a.

	2025		2024
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss	650,975	654,815	623,619	422,971
Corporate debt - local	650,975	654,815	623,619	422,971
Unrealized gains/(losses) due to own credit risk for liabilities for which the fair value option has been elected are recorded in other comprehensive income. The debenture’s own credit risk is calculated as the difference between its yield and its benchmark rate for similar Brazilian federal securities. Gain/(losses) due to own credit risk were not material for the period ended December 31, 2025.
f)    Securities classified by maturity:

	Assets		Liabilities
	2025	2024	2025	2024

Financial assets
At fair value through PL and at OCI
Current	129,999,761	100,930,547	20,388,644	14,830,405
Non-stated maturity	103,966,940	68,336,068	20,388,644	14,830,405
Up to 3 months	16,750,622	7,800,480	—	—
From 4 to 12 months	9,282,199	24,793,999	—	—

Non-Current	111,057,648	99,934,848	654,815	422,971
After one year	111,057,648	99,934,848	654,815	422,971

Evaluated at amortized cost
Current	2,696,669	87,633	—	—
Up to 3 months	1,930,685	9,457	—	—
From 4 to 12 months	765,984	78,176	—	—

Non-Current	4,710,263	2,748,513	—	—
After one year	4,710,263	2,748,513	—	—

Total	248,464,341	203,701,541	21,043,459	15,253,376
The reconciliation of expected loss to financial assets at amortized cost segregated by stage is demonstrated in Note 13.